Notes to the consolidated statements of income - Other operating income and expense (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Other operating income and expense
Foreign exchange gains	€ 169,696	€ 293,395	€ 294,442	€ 408,311
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	(1,682)	4,109	13,693	6,571
Revaluation of certain investments	3,258	7,506	3,258	7,506
Income from strategic transactions and programs	14,264	7,483	14,264	7,937
Changes in fair value of the derivatives embedded in Virtual Power Purchase Agreements (vPPAs)	100	18,810	4,111	28,597
Other	21,970	11,642	36,223	25,338
Other operating income	207,606	342,945	365,991	484,260
Foreign exchange losses	169,993	311,644	298,501	433,821
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	1,436	1,626	2,383	2,962
Revaluation of certain investments	20	(2,460)	6,380	65,146
Expenses from strategic transactions and programs	30,604	15,976	165,592	40,859
Changes in fair value of the derivatives embedded in vPPAs	13,739	4,187	20,423	10,646
Other	19,043	16,130	47,313	41,237
Other operating expense	234,835	347,103	540,592	594,671
Reclassification adjustments of foreign currency translation amounts previously classified within other comprehensive income, included in expenses from strategic transactions and programs	€ 0	€ 0	481	(1,005)
Legacy Portfolio Optimization
Other operating income and expense
Reclassification adjustments of foreign currency translation amounts previously classified within other comprehensive income, included in expenses from strategic transactions and programs			€ 0	€ 0